Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss from continuing operations	$ (2,483,713)	$ (1,557,171)	$ (8,712,543)	$ (6,201,734)
Net income from discontinued operations				3,573
Net loss	(2,483,713)	(1,557,171)	(8,712,543)	(6,198,161)
Adjustments to reconcile net loss to net cash used in operating activities
Non-cash interest expense	1,006,782	14,241	1,166,614	1,119,461
Amortization and depreciation	52,539	54,305	208,553	214,372
Loss (gain) on fair value change of derivatives	30,273	(111,759)	1,621,028	(1,005,585)
Inventory write down				134,025
Gain on sale of building to a related party			(86,250)
Stock compensation expense	48,000		40,000
Changes in operating assets and liabilities:
Accounts receivable	(5,198)	31,895	58,424	88,767
Inventory	2,480	(543)	(107,007)	945,281
Prepaid expenses	(11,089)	7,269	32,792	10,251
Accounts payable and accrued expenses	849,031	785,580	3,395,713	2,920,894
Related party liabilities	95,000	80,000	721,600	60,000
Deferred revenue	(2,494)	7,865	29,815	12,115
Operating lease liabilities	(41,332)	(39,192)	(161,125)	(147,993)
Customer deposits		2,688
Net cash used in continuing operations	(459,721)	(724,822)	(1,792,386)	(1,846,573)
Net cash used in discontinued operations				(3,573)
Net cash used in operating activities	(459,721)	(724,822)	(1,792,386)	(1,850,146)
Cash flows from investing activities:
Purchase of office and computer equipment		(3,490)	(3,490)	(11,114)
Loan to a related party in exchange for a promissory note receivable	(175,000)		(150,000)
Proceeds from sale of building to a related party			100,000
Net cash used in investing activities	(175,000)	(3,490)	(53,490)	(11,114)
Cash flows from financing activities:
Proceeds from sale of common stock, net of costs	47,069	260,805	392,168	1,212,370
Proceeds from issuances of convertible notes payable, net	215,000		573,000
Proceeds from issuances of promissory notes payable, net	190,000		350,000
Net cash provided by financing activities	452,069	260,805	1,315,168	1,212,370
Net decrease in cash	(182,652)	(467,507)	(530,708)	(648,890)
Cash, Beginning of year	266,431	797,139	797,139	1,446,029
Cash, End of year	83,779	329,632	266,431	797,139
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Schedule of non-cash Investing or Financing Activity:
Common stock issued for accrued interest	21,743		131,681
Debt discount related to derivative liability	222,000		2,415,831
Reclass of derivative liability to equity	1,513,786
Right-of-use assets obtained in exchange for operating lease obligations			103,107
Forgiveness of related party liabilities for sale of building to a related party			500,000
Common stock issued for convertible note payable			153,919
Convertible note in exchange for promissory note and accrued interest			$ 3,558,229